SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases
Right-of-use assets	$ 998,531	$ 770,402
Right-of-use assets, accumulated amortization	(485,884)	(74,831)
Right-of-use assets, net	512,647	695,571
Lease liabilities, current	463,064	336,046
Lease liabilities, non-current	58,517	351,856
Total lease liabilities	$ 521,581	$ 687,902